DISPOSAL OF ASSETS - Narrative (Details) € in Millions, R$ in Millions, $ in Millions	Dec. 20, 2024 USD ($) MW GW	Dec. 20, 2024 EUR (€)	Nov. 29, 2024 USD ($) MW	May 31, 2024 USD ($) MW	May 31, 2024 BRL (R$)	May 28, 2024 USD ($) MW
30 MW U.S. Hydroelectric Asset
Disclosure of detailed information about investment property [line items]
Hydroelectric power capacity | MW						30
Proceeds, net of transaction costs						$ 15
Assets derecognized						42
Liabilities derecognized						4
Gains (losses) on disposals of investments						(6)
Accumulated revaluation surplus post-tax						28
30 MW U.S. Hydroelectric Asset | Brookfield Renewable
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs						67
Gains (losses) on disposals of investments						$ (29)
85 MW Brazil Biomass Facilities Portfolio
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs				$ 18	R$ 95
Assets derecognized				86
Liabilities derecognized				2
Gains (losses) on disposals of investments				$ 5
Biomass power capacity | MW				85
85 MW Brazil Biomass Facilities Portfolio | Other Comprehensive Income (Loss)
Disclosure of detailed information about investment property [line items]
Gains (losses) on disposals of investments				$ 9
85 MW Brazil Biomass Facilities Portfolio | Brookfield Renewable
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs				48	R$ 251
Gains (losses) on disposals of investments				12
85 MW Brazil Biomass Facilities Portfolio | Brookfield Renewable | Other Comprehensive Income (Loss)
Disclosure of detailed information about investment property [line items]
Gains (losses) on disposals of investments				$ 24
90 MW Brazil Hydroelectric Asset Portfolio
Disclosure of detailed information about investment property [line items]
Hydroelectric power capacity | MW			90
Proceeds, net of transaction costs			$ 40
Assets derecognized			157
Liabilities derecognized			44
Gains (losses) on disposals of investments			11
Accumulated revaluation surplus post-tax			25
90 MW Brazil Hydroelectric Asset Portfolio | Brookfield Renewable
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs			104
Gains (losses) on disposals of investments			$ 28
63 MW Solar Asset, 682 MW Wind Asset And 1.6 GW Spain and Portugal Development Pipeline
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs	$ 289	€ 276
Assets derecognized	1,186
Liabilities derecognized	735
Gains (losses) on disposals of investments	(115)
Accumulated revaluation surplus post-tax	$ 189
Solar power capacity | MW	63
Wind power capacity | MW	682
Development pipeline power capacity | GW	1.6
63 MW Solar Asset, 682 MW Wind Asset And 1.6 GW Spain and Portugal Development Pipeline | Brookfield Renewable
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs	$ 741	€ 708
Gains (losses) on disposals of investments	$ (295)